DIVESTITURES - Liabilities and Assets Related to Un-Assigned Contracts (Details) - Disposed of by sale, not discontinued operations - IPTV divestiture - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
DIVESTITURES
Deferred costs related to un-assigned contracts	$ 5.9	$ 10.2
Liabilities associated with the un-assigned contracts	$ 5.9	$ 10.2